Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2018
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	September 30,	December 31,
	2018	2017

Trade receivables	$3,711	$3,779
Value added taxes receivable	1,746	2,751
Other receivables	189	101
	$5,646	$6,631